Financial Instruments - Interest bearing loans and borrowings (Details) - Loans and Borrowings - EUR (€) € in Millions	Sep. 30, 2018	Dec. 31, 2017
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	€ 1,788.8	€ 1,424.9
Carrying value	1,769.4	1,398.4
Senior loans
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value	2.8	0.0
Senior EUR/USD loans
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value	1,377.9	1,009.5
2024 fixed rate senior secured notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value	400.0	400.0
Level 2 | Senior loans
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	2.8	0.0
Level 2 | Senior EUR/USD loans
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	1,379.8	1,012.7
Level 1 | 2024 fixed rate senior secured notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	406.2	412.2
Deferred borrowing costs
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	0.0	0.0
Carrying value	€ (11.3)	€ (11.1)